Exploration and Evaluation Assets - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,579	$ 2,637
Additions	55	71
Acquisition of Devon assets		91
Transfers to property, plant and equipment	(194)	(219)
Derecognitions and other	(3)
Foreign exchange adjustments	(1)	(1)
Ending balance	2,436	2,579
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,258	2,348
Additions	40	38
Acquisition of Devon assets		91
Transfers to property, plant and equipment	(194)	(219)
Derecognitions and other	(3)
Foreign exchange adjustments	0	0
Ending balance	2,101	2,258
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions	0	0
Acquisition of Devon assets		0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0
Foreign exchange adjustments	0	0
Ending balance	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	69	37
Additions	15	33
Acquisition of Devon assets		0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0
Foreign exchange adjustments	(1)	(1)
Ending balance	83	69
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	252	252
Additions	0	0
Acquisition of Devon assets		0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0
Foreign exchange adjustments	0	0
Ending balance	$ 252	$ 252